Shareholders' Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
Shareholders’ equity
20	Shareholders’ equity

20.1	Capital stock and stock rights

According to the Company’s bylaws, the Company’s authorized share capital may be increased up to 2 billion common shares. Below, the subscribed and fully paid-in share capital, represented by common shares, all nominative and with no par value:

	Number of shares	Amount (in reais)
As of December 31, 2021	1,346,674,477	787,924,408
Capital increase – Board of Directors’ Meeting on 02/21/2022	239,755	1,392,470
Capital increase – Extraordinary General Meeting on 04/28/2022	-	463,731,717
Capital increase – Board of Directors’ Meeting on 05/09/2022	298,919	1,474,113
Capital increase – Board of Directors’ Meeting on 07/27/2022	1,119,515	3,812,859
Capital increase – Board of Directors’ Meeting on 10/20/2022	650,808	3,311,220
Capital increase – Board of Directors’ Meeting on 12/06/2022	181,920	1,571,594
Total changes for the year	2,490,917	475,293,973
As of December 31, 2022	1,349,165,394	1,263,218,381
Capital increase – Board of Directors’ Meeting on 02/15/2023	59,870	637,616
Capital increase – Board of Directors’ Meeting on 03/28/2023	1,031,232	1,154,499
Capital increase – Board of Directors’ Meeting on 08/18/2023	1,207,046	3,915,566
Capital increase – Board of Directors’ Meeting on 10/30/2023	213,458	1,559,323
Capital increase – Board of Directors’ Meeting on 12/08/2023	156,200	1,205,864
Total changes for the year	2,667,806	8,472,868
As of December 31, 2023	1,351,833,200	1,271,691,249
Capital increase – Board of Directors’ Meeting on 8/8/2024	256,799	2,568
Capital increase – Board of Directors’ Meeting on 11/7/2024	54,881	549
Capital increase – Board of Directors’ Meeting on 12/11/2024	70,767	708
Total changes for the year	382,447	3,825
As of December 31, 2024	1,352,215,647	1,271,695,074

Below, the shareholding structure of the Company:

	Note	12/31/2024	Participation	12/31/2023	Participation
Outstanding shares		1,348,415,647	99.72%	1,351,833,200	100.00%
Treasury shares	20.6	3,800,000	0.28%	-	-
		1,352,215,647	100.00%	1,351,833,200	100.00%

20.2	Distribution of dividends and interest on own capital

Management proposed dividends to be distributed, considering the advance of Interest on own capital (JSCP) to its shareholders, calculations are demonstrated below:

	For the year ended December 31,
	2024	2023	2022
Net income for the year	769	710	1,220
Tax incentive reserve	(229)	(710)	(753)
Base for legal reserve	540	-	467
% Legal reserve	5%	5%	5%
Legal reserve for the year	27	-	23
Minimum mandatory dividends – 25%	129	-	111
Interest on own capital paid/payable intermediaries (i)	(109)	-	(43)
Minimum mandatory dividends paid/payable in the form of interest on shareholder’s equity	20	-	68

(i)	At a meeting of the Board of Directors held on December 30, 2024, the advance payment of interest on own capital in the gross amount of R$125 was approved, pursuant to which the withholding tax was deducted in the amount of R$16, corresponding to the net amount of R$109. The effective payment occurred on February 28, 2025.

Shareholders are entitled to receive a mandatory minimum annual dividend equivalent to 25% of the net income for each fiscal year, adjusted in accordance with the law, offsetting in annual dividends interest on own capital and dividends distributed in the year.

The net profits or losses will be allocated by the shareholders, and their distribution, if any, will be made in the proportion established by them at the time.

The Company may, at the discretion of the Administration, pay interest on own capital, the net amount of which will be imputed to the mandatory minimum dividends, as provided for in article 9 of Law 9249/95. Interest on own capital is calculated based on the balance of shareholders’ equity, limited to the variation, pro rata day, of the Long-Term Interest Rate - TJLP. The actual payment or credit of interest on own capital is conditioned to the existence of profits (net profit for the year after deducting social contribution on net profit and before deducting the provision for income tax), computed before deducting interest on equity, or retained earnings and profit reserves equal to or greater than twice the interest to be paid or credited. Interest will be subject to income tax at source at the rate of 15%, on the date of payment or credit to the beneficiary.

20.3	Profit reserve

Legal reserve: this is recorded by appropriating 5% of the net income of each fiscal year, observing the 20% limit of capital. As of December 31, 2024, the amount was R$207 (R$180 as of December 31, 2023).

As of December 31, 2024, R$27 was allocated to legal reserve (zero as of December 31, 2023).

	For the year ended December 31,
	2024	2023	2022
Net income for the year	769	710	1,220
Tax incentive reserve	(229)	(710)	(753)
Base for legal reserve	540	-	467
% Legal reserve	5%	5%	5%
Legal reserve for the year	27	-	23

20.4	Expansion Reserve

At the Annual General Meeting (“AGM”) held on April 28, 2022, the constitution of the expansion reserve in the amount of R$632 was approved, against the profit reserve of the year 2021.

At the AGM held on April 27, 2023 the constitution of the expansion reserve in the amount of R$325 was approved, against the earnings reserve of the year 2022.

Since the income for the year 2023 was used to record tax incentive reserve, there was no constitution of the expansion reserve during the year of 2024.

20.5	Tax incentive reserve

According to the legal basis mentioned in note 19.1, tax incentives granted by the States for a considered investment are deductible for the assessment of income tax and social contribution. Thus, at the end of December 31, 2023, the Company allocated the amount of R$939 to the tax incentive reserve (R$753 as of December 31, 2022), of which R$710 refers to the amount of incentives generated in 2023 and constituted in the same year and R$229 was recognized as of December 31, 2024.

Article 30 of Law 12,973/2014 was revoked through Law 14,789/2023, releasing taxpayers from constituting a tax incentive reserve from January 1, 2024.

20.6	Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from shareholders’ equity. No gain or loss is recognized in the statement of operations upon the purchase, sale, issuance, or cancellation of the Company’s own equity instruments. Any difference between the carrying amount and the consideration is recognized in other capital reserves.

On June 25, 2024, the Board of Directors approved the Company’s first share repurchase program. The program aims to acquire, within 12 months from the approval date, up to 3,800,000 common shares, representing 0.28% of the total shares outstanding, to be held in treasury and subsequently delivered to participants of the Executive Partner Program, see note 20.7.4, and the Long-Term Incentive Plan through Grant of the Right to Receive Shares, see note 20.7.5. The shares were acquired on the stock market under normal trading conditions.

The table below represents the movement of treasury shares:

	Number of shares	Amount (in thousands of reais)	Average purchase price
As of December 31, 2023	-	-	-
Repurchase shares	3,800,000	26,390,274	6.94
As of December 31, 2024	3,800,000	26,390,274	6.94

20.7	Share-based payment

20.7.1	Recognized Options Granted

The expenses associated to the Company’s executives’ share-based payments in accordance with IFRS 2 – Share-based payment, are recognized “Stock options granted”.

The Company’s employees and executives of entities of their economic group may receive payment based on shares, when employees provide services in exchange for equity instruments (“transactions settled with shares”).

The Company measures the transaction costs of employees eligible for share-based compensation, based on the fair value of equity instruments on the grant date. Estimating the fair value of share-based payment transactions requires a definition of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires a definition of the most appropriate information for the valuation model, including the stock option life expectancy, volatility and dividend return, as well as the preparation of corresponding assumptions.

The cost of operations settled with shares is recognized as an expense for the year, together with a corresponding increase in shareholders’ equity, during the year in which the performance and / or service provision conditions are met. Accumulated expenses recognized in relation to equity instruments on each base date, up to the acquisition date, reflect the extent to which the acquisition period has expired and the best estimate of the Company of the number of equity instruments that will be acquired.

The expense or reversal of expenses for each year represents the movement in accumulated expenses recognized at the beginning and end of the year. Expenses related to services that have not completed their acquisition period are not recognized, except in the case of operations settled with shares in which the acquisition depends on a market condition or non-acquisition of rights, which are treated as acquired, regardless of whether the market condition or non-acquisition of rights is satisfied or not, provided that all other performance and / or service provision conditions are met.

When an equity instrument is modified, the minimum expense recognized is the expense that would have been incurred if the terms had not been modified. An additional expense is recognized in the event of a change the total fair value of the share-based payment transaction or that otherwise benefits the employee, as measured on the date of the change.

In case of cancellation of an equity instrument, it is treated as if it were fully acquired on the date of cancellation, and any expenses not yet recognized, referring to the premium, are recognized immediately in the income for the year. This includes any premium whose conditions of non-acquisition under the control of the Company or the employee are not met. However, if the canceled plan is replaced by a new plan and substitute grants are generated, on the date it is granted, the canceled grant and the new plan will be treated as if they were a modification of the original grant, as described in the previous paragraph. All cancellations for transactions settled with shares are treated in the same way.

The dilutive effect of outstanding options is reflected as an additional dilution of shares in the calculation of diluted earnings per share.

The following describes the stock option plan as of December 31, 2024.

Company’s compensation plan

The Company’s compensation plan (“Compensation Plan”) is managed by Company’s Board of Directors, which delegated to the Human Resources, Culture and Compensation Committee (“Committee”) the responsibility to grant options and advise on the management of the Compensation Plan.

Members of the Committee meet to grant options from the Compensation Plan series and whenever there are questions raised regarding the compensation plan. Each series of options granted are assigned the letter “B” followed by a number. For the year ended December 31, 2024, the B9, B10 and B11 series options were in effect.

Options granted to a participant will not be exercisable for a period of 36 (thirty six) months from the date of grant (“grace period”), except with formal authorization by the Company, and may only be exercised in the period beginning on the first day of the 37th (thirty-seventh) month from the date of grant, and ends on the last day of the 42nd (forty-second) month from the date of grant (“exercise period”).

The participants may exercise their total purchase options or in part, in one or more times, if for each year, the option exercise term is submitted during the exercise period.

The exercise price of each stock option granted under the Compensation Plan should correspond to R$0.01 (“exercise price”).

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, in the tenth (10th) day preceding the date of acquisition of the shares.

The Company withholds any applicable tax under Brazilian tax law, less the number of shares delivered to the participant amount equivalent to taxes withheld.

Company’s option plan

The Company’s option plan (“Option Plan”) is managed by the Company’s Board of Directors, which delegated to the Committee the responsibility to grant options and advise on the management of the Option Plan.

Members of the Committee meet to grant options from the Option Plan series and whenever there are questions raised regarding the Option Plan. Each series of options granted receive the letter “C” followed by a number. For the year ended December 31, 2024, the C9, C10 and C11 series options granted were in effect.

For each series of stock options granted under the Option Plan, the exercise price of each stock option shall be equivalent to 80% of the closing price of the average of the Company’s common shares traded in the prior twenty (20) days on the B3 prior to the date of the Committee meeting that decides upon the granting of the options of that series (“exercise price”).

Options granted to a participant shall be exercisable for a period of 36 (thirty six) months from the date of grant (“grace period”), and may only be exercised in the period beginning on the first day of the 37th (thirty-seventh) months as from the grant date, and ends on the last day of the 42nd (forty-second) month as of the grant date (“exercise period”), provided the exceptions included in the Compensation Plan.

The participant may exercise their options in full or in part, in one or more times, if for each year the option exercise agreement is submitted during the exercise period.

The exercise price of the options shall be paid in full in local currency by check or wire transfer available to the bank account held by the Company, provided that the payment deadline will always be the tenth (10th) day preceding the date to acquire the shares.

Information relating to the Company’s option plan and compensation plan is summarized below:

			Strike price	As of December 31, 2024
		1st exercise	on the grant	Number of shares (in thousands)
Granted series	Grant date	date	date (in reais)	Grantees	Exercised	Cancelled	Current
B8	5/31/2021	6/01/2024	0.01	363	(318)	(45)	-
C8	5/31/2021	6/01/2024	13.39	363	(20)	(343)	-
B9	5/31/2022	6/01/2025	0.01	2,163	(389)	(115)	1,659
C9	5/31/2022	6/01/2025	12.53	1,924	(119)	(146)	1,659
B10 (i)	5/31/2023	6/01/2026	0.01	1,390	(40)	(54)	1,296
C10 (i)	5/31/2023	6/01/2026	11.82	1,390	-	(94)	1,296
B11 (i)	5/31/2024	6/01/2027	0.01	1,294	(27)	(41)	1,226
C11 (i)	5/31/2024	6/01/2027	10.62	1,294	-	(68)	1,226
				10,181	(913)	(906)	8,362

(i)	Shares granted to executives excluding statutory officers.

20.7.2	Consolidated information of Company’s share-based payment plans

According to the terms of the plans, each option offers its beneficiary the right to buy a share of the Company. In both plans, the grace period is 36 months, always measured from the date on which the Board of Directors approved the issuance of the respective series of options. The stock options may be exercised by their beneficiaries within 6 months after the end of the grace period of the respective grant date. To exercise their options, the beneficiaries of the plans must be employees of the Company. The plans differ solely by exercise price of the options and in the existence or not of a restriction period for the sale of the shares acquired in the exercise of the option.

According to the plans, the options granted in each of the series may represent maximum 2% of the total shares issued by the Company.

The table below shows the maximum percentage of dilution to which current shareholders eventually being subject to in the event that all options granted are exercised until December 31, 2024:

For the year ended December 31, 2024 (in thousands)

Number of outstanding shares	1,348,416
Balance of effective stock options granted	8,362
Maximum percentage of dilution	0.62%

The fair value of each option granted is estimated on the grant date, by using the options pricing model “Black-Scholes” taking into account the following assumptions:

Series granted	Weithted average fair value of option’s granted (in reais)	Estimated dividends	Approximate estimated volatility	Risk-free weighted average interest rate	Exit rate	Average remaining life expectancy
B9	15.27	1.20%	37.29%	12.18%	8.00%	5 months
C9	7.35
B10	10.33	1.31%	35.32%	10.87%	8.00%	17 months
C10	3.28
B11	11.89	0.77%	37.32%	11.28%	8.00%	29 months
C11	5.18

	Shares (in thousands)	Weighted average of exercise price (R$)	Weighted average of remaining contractual term
As of December 31, 2022	4,651	6.01	2.28

As of December 31, 2023
Granted during the year	2,780	5.92
Cancelled during the year	(32)	5.97
Exercised during the year	(413)	5.97
Outstanding at year end	6,986	5.97	1.73
Total to be exercised as of December 31, 2023	6,986	5.97	1.73
As of December 31, 2024
Granted during the year	2,588	5.32
Cancelled during the year	(816)	9.38
Exercised during the year	(396)	0.01
Outstanding at year end	8,362	5.88	1.31
Total to be exercised as of December 31, 2024	8,362	5.88	1.31

The amount recorded in the statement of operations for the year ended December 31, 2024 was R$25 (R$28 as of December 31, 2023).

20.7.3	Cash-settled share-based payment plan

At the Extraordinary General Meeting held on July 14, 2023, the cash-settled share-based payment plan was approved, only for the Company’s Statutory Officers, this plan does not make officers a partner of the Company, they only acquire the right to receive a cash compensation corresponding to the average price of the Company’s shares traded on B3 under the ticker ASAI3.

The calculation methodology is the linear average of the share price considering the last 20 trading sessions, including the base date of August 1, 2023 (grant date), until the end of the plan on July 31, 2028. The payment will be made in local currency, considering the vesting periods of the shares.

1,989,465 shares were granted to the Company’s officers and the premium related to 50% of the shares will be conditional on compliance with the service condition (shares conditioned on time) and the other 50% of the shares will be conditional on the cumulative compliance with the service condition and the performance condition (shares conditioned on time and performance). During the year, 77,626 shares were canceled, resulting in a total of 1,911,839 outstanding shares as of December 31, 2024.

For shares conditioned on time to become vested, Offices must remain with the Company from the grant date to the dates below (vesting period):

a)	20% (twenty percent) on the 3-year anniversary from the grant date;

b)	20% (twenty percent) on the 4-year anniversary from the grant date; and

c)	60% (sixty percent) on the 5-year anniversary from the grant date.

For shares conditioned on time and performance to become vested, the Executive must comply with the vesting periods above, in addition to meeting the goals, being segregated between: a) Environmental, Social and Governance (“ESG”) goal with a weight of 30%: i) hiring people with disabilities; ii) women in leadership, in managerial positions or higher; and iii) total carbon emissions – Scope 1 and 2; and b) Operating target with a weight of 70%: i) operating cash flow.

The targets above will be reviewed annually by the Board of Directors and non-achievement of them at December 31, 2026 and 2027 may be compensated by achievement on subsequent measurement dates.

At the end of each vesting period, virtual shares conditioned on time that have become vested virtual shares will be automatically settled, for virtual shares conditioned on time and performance the goals listed above must be achieved.

If the Officer is terminated on his/her own initiative, the Officer will lose the right to receive unvested shares, which will be immediately canceled and extinguished, without any compensation and/or indemnity, regardless of prior notice or notice. If the Officer is terminated at the initiative of the Company, through dismissal and removal from office due to serious misconduct, all his/her shares will be extinguished, without any compensation and/or indemnity, regardless of prior notice or notice. If the Officer is terminated due to mutual agreement between the Company and the Officer or on the Company’s initiative, through dismissal and removal from office without serious misconduct, the Officer will have the right, subject to compliance with restrictive obligations, to settlement of all vested shares at the termination date and to maintain a portion of the unvested shares as agreed between the parties.

As of December 31, 2024, the amount of the liability corresponding to the plan, including payroll charges, in recorded is “Cash-settled share plan” in non-current liabilities in the amount of R$5 (R$4 as of December 31, 2023) and the total expense recognized, including payroll charges, was R$2 (R$4 as of December 31, 2023) and the fair value of this plan in that date was R$16, including charges.

20.7.4	Executive Partner Program

At the Ordinary and Extraordinary General Meeting held on April 26, 2024, the shareholders approved the Company’s Executive Partner Program, intended to create a unique and extraordinary long-term program, which is not to be confused with the standard Long-Term Incentive, composed of a single grant of share rights to the Chief Executive Officer, the Commercial and Logistics Vice President, and the Operations Vice President (“Participants”), in a substantial amount and contingent on the Participants staying at the company and their achievement of certain performance targets, aiming at: (i) the long-term retention of the Participants; and (ii) the strengthening of the sense of ownership in the Participants, transforming key officers into relevant, long-term shareholders.

Through the Executive Partner Program, on May 1, 2024 the Company granted to Participants the right to receive up to 27,044,313 Company shares, corresponding to up to 2% of the total number of Company shares on the date of approval of the Executive Partner Program, subject to the adjustments provided for in the Program, as follows:

i)	0.40% will consist of restricted shares, the right to which will only be acquired if the Participants remain as Officers of the Company, as follows: i) 30% on the first vesting date (5 years from granted date) and 70% on the second vesting date (7 years from granted date); and

ii)	up to 1.60% will consist of shares with performance assumptions, the right to which will only be acquired if the following conditions are cumulatively met: i) the Participants remain as Officers of the Company until the second vesting date; and ii) the performance targets are achieved on the second vesting date, determined and calculated in accordance with the terms and conditions set out below.

Shares with performance assumptions

●	The final number of shares with performance assumptions to which the Participants will be entitled will depend on the degree of achievement of the Earnings Per Share (“EPS”) target, according to the increase in the accumulated Compound Annual Growth Rate (“CAGR”) of the EPS during the calculation period, based on the achievement curve.

●	The EPS target achievement curve will begin at the minimum trigger corresponding to an accumulated EPS equal to or greater than IPCA (Extended Consumer Price Index) + 20% per year Starting from the minimum trigger of IPCA + 20% per year, the percentage of the total number of Company shares to which the Participants will be entitled will increase proportionally to the increase in the accumulated CAGR of the EPS up to the limit of 1.60% of the total number of Company shares. If the minimum trigger of the EPS target curve is not reached, it will be considered that the condition of performance was not reached.

●	The achievement curve of the EPS accumulated performance target will be calculated considering the period between December 31, 2023 and December 31, 2030, except in the following cases in which the proportional period will be considered, as provided for in the Program: Involuntary Termination between the First and the Second Vesting Date; Disposal of Control and Relevant Acquisition; and Delisting and Withdrawal from Novo Mercado. The Financial Committee, the Audit Committee and the People, Culture and Remuneration Committee will calculate and verify the compliance with the performance targets.

●	The shares (both the restricted shares and the shares with performance assumptions) will be transferred to the Participants through the delivery of shares held in treasury by the Company.

Additional shares

●	The Participants will be entitled to receive the value per share of dividends, interest on equity or other amounts paid by the Company to its shareholders between the grant date and the date of receipt of these shares, which will be paid in shares (“additional shares”). The calculation of the additional shares will be made by multiplying the value per share distributed as earnings by the number of shares to which the Participants will be entitled to receive, on each payment date of the earnings, divided by the share price at the end of the trading session on B3 on the day immediately preceding the date on which the Company shares started being traded ex-dividends.

●	The additional shares will be added to the target number granted (whether of restricted shares or shares with performance assumptions) and will be subject to the same terms and conditions applicable to restricted shares and shares with performance assumptions and will be transferred to the Participants under the same terms and conditions upon compliance with the applicable conditions.

All shares received by the Participants under the Executive Partner Program will be subject to a lock-up of three years from the date of receipt of the shares, unless otherwise provided for by the Board of Directors in cases of termination of the Participants.

The fair value of each share granted in the amount of R$13.12 was measured based on the share price on the granted date, reduced by the estimated discount of 13.50% due to the transfer restriction after the vesting period. The Company has determined the estimated number of shares that will be considered the right of the Participants in relation to the variable portion of the plan based on the result projections in line with the business assumptions and that at the end of each period the estimate will be adjusted according to these projections.

9,952,307 shares were granted, with a fair value of R$11.35.

As of December 31, 2024, the amount recognized in the statement of operations for the period was R$13 (there is no amount recorded as of December 31, 2023) and the fair value of the total this plan in that date was R$132, including charges.

20.7.5	Long-term incentive plan (LTI) through grant of the right to receive Company shares

At the Ordinary and Extraordinary General Meeting held on April 26, 2024, the shareholders approved the Long-Term Incentive Plan (“LTI”), intended to grant restricted shares and shares with performance assumptions to statutory and non-statutory directors of the Company (“Participants”), as well as to any other employees who are selected to participate in the plan.

By granting the right to receive Company shares to the Participants, the LTI Plan aims at: (i) aligning the interests of the Participants with the interests of the Company’s shareholders; (ii) encouraging the Participants to stay at the Company or at the companies under its control; and (iii) maximizing the results and generating sustainable value for the Company and its shareholders.

The grants under the LTI Plan will be made in the following proportion: (i) 30% of the right granted will consist of restricted shares, and the transfer of the shares to the Participants will occur only upon compliance with a single vesting period of 3 years (except for the grant to the Chief Executive Officer, which will have a vesting period of up to 5 years, with partial vesting of 33% in the 3rd year, 33% in the 4th year and 34% in the 5th year); and (ii) 70% of the right granted will consist of shares with performance assumptions, and the transfer of the shares to the Participants will occur only upon compliance with a single vesting period of 3 years (5 years for the Chief Executive Officer) contingent on the achievement of the performance targets established by the Board of Directors, and the final number of shares with performance assumptions to which the Participants will be entitled will depend on the degree of achievement of these targets at the end of the single vesting period of 3 years (5 years for the Chief Executive Officer), and may vary from 90% to 110% of the target number of shares (and the target number of shares will assume the achievement of 100% of the targets).

Shares with performance assumptions

Regarding the grant of shares with performance assumptions, the indicators will be defined considering the following main objectives:

●	preserve the Company’s relevance and positioning in relation to its peers in the cash & carry sector;

●	ensure the generation of sustainable business value;

●	guarantee the profitability of the Company’s business in the long term; and

●	ensure an adequate level of profitability of operations, preserving healthy profit margin levels in relation to the Company’s history.

The number of restricted shares and shares with performance assumptions granted will be determined based on: (i) a multiple salary, according to the grade occupied by the Participant; and (ii) the average share price in the 20 trading sessions prior to the grant.

The shares (both restricted shares and shares with performance assumptions) will be transferred to the Participants upon compliance with the conditions described in the plan, and the transfer of shares will be made through the delivery of shares held in treasury by the Company.

Through the LTI Plan, the Company will grant to the Participants the right to receive a certain number of shares corresponding to up to 1.5% of the total number of Company shares on the date of approval of the respective plan, subject to the specified adjustments.

The fair value of each share granted is estimated on the grant date using the Black-Scholes pricing model, considering the following assumptions:

i)	Approximate volatility expectation: 37.32% in the 3rd year, 36.94% for the 4th year and 38.27% in the 5th year; and

ii)	Dividend expectation: 0.77% in the 3rd, 4th and 5th year.

The Company determined the estimated number of shares that will be considered the right of Participants in relation to the variable portion of the plan based on projections of results aligned with business assumptions and that at each end of the period the estimate will be adjusted according to these projections.

1,094,759 shares were granted, with a fair value of R$11.90 for the 3rd year, R$11.81 for the 4th year, and R$11.72 for the 5th year.

As of December 31, 2024, the amount recognized in the statement of operations for the period was R$2 (there is no amount recorded as of December 31, 2023) and the fair value of the total this plan in that date was R$15, including charges.